INTANGIBLE ASSETS, NET - Intangible assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Total	$ 704		¥ 5,200		¥ 4,596
Purchased software and Medical License Intangibles
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	1,016		6,605		6,631
Less: Accumulated amortization	(312)		(1,405)		(2,035)
Total	704		5,200		4,596
Amortization expense	97	¥ 630	577	¥ 530
Software
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	204		1,305		1,331
Medical license
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 812		¥ 5,300		¥ 5,300